Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement [Line Items]
Net Income		$ 2,489	$ 2,295	$ 2,138
Net change in unrealized gains (losses) on fair value through OCI debt securities
Reclassification to earnings of (gains) during the period	[1]	(11)	(33)	(6)
Net change in unrealized gains on fair value through OCI debt securities		192	114	114
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	(569)	853	375
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	173	254	341
Net change in unrealized gains (losses) on derivatives designated as cash flow hedges		(396)	1,107	716
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(1,931)	784	2,612
Unrealized gains (losses) on hedges of net foreign operations	[4]	532	(208)	(541)
Net gains (losses) on translation of net foreign operations		(1,399)	576	2,071
Items that will not be subsequently reclassified to net income
Net unrealized (losses) on fair value through OCI equity securities arising during the period	[5]	(3)	0	(11)
Net gains on remeasurement of pension and other employee future benefit plans	[6]	56	88	22
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	(242)	10	(88)
Items that will not be subsequently reclassified to net income		(189)	98	(77)
Total Other Comprehensive Income (Loss), net of taxes		(1,792)	1,895	2,824
Total Comprehensive Income		697	4,190	4,962
Attributable to:
Bank shareholders		698	4,183	4,958
Non-controlling interest in subsidiaries		(1)	7	4
Total Comprehensive Income		697	4,190	4,962
Debt securities
Net change in unrealized gains (losses) on fair value through OCI debt securities
Unrealized gains on fair value through OCI debt securities arising during the period	[8]	$ 203	$ 147	$ 120

[1]	Net of income tax provision of $3 million, $12 million, $2 million for the three months ended.
[2]	Net of income tax (provision) recovery of $221 million, $(324) million, $(148) million for the three months ended.
[3]	Net of income tax (recovery) of $(67) million, $(96) million, $(129) million for the three months ended.
[4]	Net of income tax (provision) recovery of $(205) million, $80 million, $208 million for the three months ended.
[5]	Net of income tax recovery of $1 million, $nil million, $4 million for the three months ended.
[6]	Net of income tax (provision) of $(21) million, $(34) million, $(8) million for the three months ended.
[7]	Net of income tax (provision) recovery of $93 million, $(4) million, $34 million for the three months ended.
[8]	Net of income tax (provision) of $(73) million, $(52) million, $(45) million for the three months ended.